PERPETUAL CONVERTIBLE PREFERRED SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 shares
Class A Ordinary Shares
Class of Stock [Line Items]
Number of shares issued | shares		150,000			16,680,000
Subscription price (in dollars per share)		$ 1,000
Dividend rate (as a percent)				4.50%
Period after which Series A Preferred Shares will be mandatorily converted into Class A ordinary shares				6 months
Conversion price per share			$ 2.8333
Beneficial conversion feature | ¥				¥ 470,643
Convertible shares | $	$ 150,000
Preferred stock, convertible, conversion price	$ 17.00
Total issuance for converted preferred stock | shares	54,507,816
American Depository Shares
Class of Stock [Line Items]
Total cash consideration | $		$ 150,000,000
Cumulative dividends | ¥			$ 28,637	¥ 28,637
Conversion Threshold (as percent)				200.00%
Conversion price per share			$ 17.00